Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 5,800,423,000,000	₩ 4,837,085,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,882,093,000,000	872,550,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	237,605,000,000	509,052,000,000
Available- for-sale financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	900,000,000	2,077,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,984,772,000,000	1,921,617,000,000
Contract assets [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	132,221,000,000	118,278,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,241,672,000,000	1,195,917,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 321,160,000,000	₩ 217,594,000,000